Other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Other income
Gain on sale of equipment	$ (10)	$ (205)	$ (1,340)	$ (22,250)
Insurance recovery			(40)
Total	$ (10)	$ (205)	$ (1,380)	$ (22,250)